Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 23, 2021	Apr. 02, 2021	Aug. 31, 2025	May 31, 2025
Debt Instrument
Outstanding balance, beginning			$ 45,351	$ 45,020
Amortization of issuance discount and costs				407
Interest expense			676	4,424
Fair market value of shares and warrants exchanged for repayment			(2,250)	(4,273)
Difference between market value of common shares and reduction of principal				(227)
Outstanding balance, ending			43,777	45,351
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Outstanding balance, beginning			8,209	7,420
Consideration received		$ 25,000
Amortization of issuance discount and costs				45
Interest expense			126	744
Outstanding balance, ending			8,335	8,209
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Outstanding balance, beginning			37,142	37,600
Consideration received	$ 25,000
Amortization of issuance discount and costs				362
Interest expense			550	3,680
Fair market value of shares and warrants exchanged for repayment			(2,250)	(4,273)
Difference between market value of common shares and reduction of principal				(227)
Outstanding balance, ending			$ 35,442	$ 37,142